Commitments and Contingencies - Additional Information (Detail) - EUR (€)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of other provisions [abstract]
Contingent liabilities	€ 0		€ 0
Contingent assets	0		€ 0
Material claims known to management related to the activities of the group	0
Contractual obligations and commitments	€ 33,400,000	€ 28,000,000